Accounts payable and accrued liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Gross Accrued liabilities	$ 376,499	$ 1,234,744
Accrued liabilities Current	123,036	327,650
Trade payables and other	499,535	1,562,394
Consultants and professional fees
Gross Accrued liabilities	151,427	175,000
Board of Directors' fees
Gross Accrued liabilities	22,500	353,333
Deferred gain on sale of aircraft (current)
Gross Accrued liabilities	155,301	155,301
Payroll (vacation pay and wages payable)
Gross Accrued liabilities	$ 47,271	$ 551,110